Commitments and Contingencies	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease and finance lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Commitments

The professional fee that the Company committed to pay upon closing of IPO but yet paid as of March 31, 2024 amounted to USD1,563,090.

Contingencies

As of March 31, 2024 and 2023, the Company is not a party to any material legal or administrative proceedings.